AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.5%
Long-Term Municipal Bonds – 94.3%
Alabama – 2.8%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,004,663
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 7.15% (SOFR + 1.85%), 06/01/2049(a) (b)	2,500	2,500,000
Series 2021 4.00%, 10/01/2052	5,000	4,937,288
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	10,945	10,767,852
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,141,386
Series 2021 4.00%, 02/01/2039	1,675	1,582,894
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	17,995,820
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	3,000	3,133,693
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	3,770	2,550,323

		49,613,919

Alaska – 0.2%
Alaska Housing Finance Corp. Series 2023 4.39%, 07/01/2026 (Pre-refunded/ETM)(c)	4,000	3,990,944

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,396,387
Series 2018 6.50%, 09/01/2028(c)	295	312,371
7.125%, 09/01/2038(c)	280	306,846

		2,015,604

	Principal Amount (000)	U.S. $ Value

Arizona – 1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	$935	$952,362
5.00%, 11/01/2031	800	867,965
5.00%, 11/01/2032	650	702,869
5.00%, 11/01/2033	900	972,802
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	451,049
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	1,000	300,000
6.75%, 07/01/2030(c) (d) (e)	1,000	300,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,780,213
5.00%, 02/01/2026	1,200	1,247,934
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,138,451
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,196,194
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,155,758
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	1,905,304
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(c)	2,000	1,975,030
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2028 (Pre-refunded/ETM)	5,000	5,494,955

		29,440,886

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 12.00%, 07/01/2048(c)	$1,000	$1,035,520
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	1,000	978,809

		2,014,329

California – 9.4%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,109,817
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	6,825	7,128,196
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(c)	3,315	2,529,426
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(c)	1,000	812,329
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)	10,500	10,455,291
7.75%, 01/01/2050(c)	1,250	1,246,696
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (d) (e)	250	149,998
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,307,502
California State University Series 2021-B 2.374%, 11/01/2035	1,000	751,456
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	9,000	9,145,925
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2027	1,410	1,494,801
Series 2021 5.00%, 05/15/2035	4,000	4,424,132
Contra Costa CA Community College District Series 2013 5.00%, 08/01/2038 (Pre-refunded/ETM)	3,250	3,250,000

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(c)	$6,500	$5,135,691
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	2,000	1,510,896
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(c)	2,000	1,498,827
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	1,500	1,018,565
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(c)	3,200	2,545,426
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(c)	2,300	1,804,542
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	1,000	748,733
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(c)	2,000	1,421,039
Pajaro Valley Unified School District Series 2013-A 5.00%, 08/01/2038 (Pre-refunded/ETM)	1,700	1,700,000
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	5,000	4,408,947
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2035	3,100	3,146,527
4.00%, 07/01/2036	8,395	8,441,219
4.00%, 07/01/2039	7,075	6,963,011
4.00%, 07/01/2040	8,655	8,432,144
4.00%, 07/01/2041	3,325	3,220,577
5.00%, 07/01/2030	2,785	3,030,854
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2025	5,480	5,596,874

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 05/01/2031	$3,275	$3,628,743
5.00%, 05/01/2036	5,960	6,479,739
San Joaquin Hills Transportation Corridor Agency Series 2021 5.00%, 01/15/2033	5,000	5,626,174
State of California Series 2014 5.00%, 05/01/2025	2,960	3,003,186
Series 2021 4.00%, 10/01/2023	10,000	10,013,618
4.00%, 12/01/2024	2,655	2,688,306
4.00%, 10/01/2034	2,690	2,884,027
4.00%, 10/01/2035	2,935	3,112,046
5.00%, 09/01/2023	6,000	6,008,686
5.00%, 10/01/2024	3,590	3,671,382
Series 2023 5.10%, 03/01/2029	1,200	1,217,287
University of California Series 2022-S 5.00%, 05/15/2024	6,000	6,089,456
5.00%, 05/15/2025	4,000	4,142,945

		165,995,036

Colorado – 2.8%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	2,655	2,714,145
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(c)	1,510	1,490,083
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026	1,700	1,775,898
5.00%, 12/01/2029	6,555	7,018,265
5.00%, 12/01/2028	10,000	10,712,917
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,836,849
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,099,208
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	640	690,562
5.00%, 08/01/2033	750	806,816

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	$1,445	$1,440,793
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,659,814
Denver City & County School District No. 1 Series 2014-B 5.00%, 12/01/2023	4,730	4,756,786
E-470 Public Highway Authority Series 2021-B 3.901% (SOFR + 0.35%), 09/01/2039(b)	2,000	1,993,929
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,952	1,626,154
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	7,135,279
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 3.75%, 12/01/2040	1,050	892,449
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,028,602
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	265,239

		49,943,788

Connecticut – 2.4%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,077,407
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2040	1,500	1,445,535
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2022 1.10%, 07/01/2049	8,000	7,681,424
Series 2023-A 2.80%, 07/01/2048	7,710	7,548,854
State of Connecticut Series 2013-A 5.00%, 10/15/2024 (Pre-refunded/ETM)	5,035	5,050,992
Series 2014-A 5.00%, 03/01/2028	2,230	2,253,142
Series 2014-F 5.00%, 11/15/2026	1,275	1,304,113

	Principal Amount (000)	U.S. $ Value

Series 2015-B 5.00%, 06/15/2025	$4,310	$4,454,429
5.00%, 06/15/2028	2,840	2,936,060
Series 2016-A 5.00%, 03/15/2032	2,160	2,260,169
Series 2018-B 5.00%, 04/15/2028	1,440	1,576,893
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2038	3,040	3,347,228

		41,936,246

District of Columbia – 2.0%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,422,329
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,091,656
5.00%, 08/31/2030	5,025	5,416,860
5.00%, 02/29/2032	5,475	5,939,368
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2025	1,250	1,284,098
Series 2018-A 5.00%, 10/01/2025	5,500	5,650,029
5.00%, 10/01/2026	3,065	3,199,889
Series 2021-A 4.00%, 10/01/2038	2,500	2,464,856
5.00%, 10/01/2036	1,695	1,833,847
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2021-A 4.00%, 07/15/2039	2,450	2,496,268

		35,799,200

Florida – 3.4%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	2,500	2,156,993
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2025(c)	300	292,838
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,404,751

	Principal Amount (000)	U.S. $ Value

City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	$4,500	$4,628,321
County of Broward FL Airport System Revenue Series 2013-A 5.25%, 10/01/2033 (Pre-refunded/ETM)	2,410	2,415,938
Series 2019-C 2.384%, 10/01/2026	2,600	2,399,997
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2024	5,000	5,061,688
5.00%, 06/01/2026	2,885	2,961,715
5.00%, 06/01/2027	4,515	4,636,261
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	115	85,718
Zero Coupon, 10/01/2031	140	99,939
Zero Coupon, 10/01/2032	100	68,372
Zero Coupon, 10/01/2033	115	75,113
Zero Coupon, 10/01/2034	125	77,736
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2042	2,000	1,728,954
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2023	1,500	1,503,740
Series 2021 1.425%, 10/01/2026	500	448,903
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	4,420	4,728,716
5.00%, 10/01/2033	4,000	4,200,018
Hillsborough County Aviation Authority Series 2015-A 5.00%, 10/01/2044 (Pre-refunded/ETM)	10,000	10,153,130
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	1,000	1,017,563
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	921,502
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	1,000	1,007,486
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	4,175	3,548,886
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	2,750	2,829,251

		59,453,529

	Principal Amount (000)	U.S. $ Value

Georgia – 4.7%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034	$4,490	$4,488,240
5.00%, 07/01/2035	5,065	5,020,669
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,704,984
5.00%, 07/01/2042	6,830	7,238,244
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,686,496
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	5,000	4,825,783
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,075	2,048,692
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048 (Pre-refunded/ETM)	9,370	9,373,837
Series 2018-C 4.00%, 08/01/2048	6,850	6,857,329
Series 2021-A 4.00%, 07/01/2052	20,765	20,681,394
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	2,000	2,003,592
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	10,000	11,467,352
Richmond County Board of Education Series 2021 5.00%, 10/01/2023	3,400	3,408,872

		82,805,484

Guam – 0.2%
Territory of Guam Series 2019 5.00%, 11/15/2031	135	139,195
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2025	865	875,285
5.00%, 11/15/2031	2,070	2,102,229
Series 2021-F 5.00%, 01/01/2028	500	516,924

		3,633,633

	Principal Amount (000)	U.S. $ Value

Illinois – 4.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	$1,200	$1,246,836
Series 2019-B 5.00%, 12/01/2030	135	141,323
5.00%, 12/01/2031	265	276,838
5.00%, 12/01/2033	100	104,218
Series 2023 5.25%, 04/01/2033	1,375	1,540,656
5.25%, 04/01/2040	1,720	1,850,832
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,685,635
5.00%, 01/01/2037	5,260	5,565,673
5.00%, 01/01/2038	1,000	1,051,828
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	5,000	5,066,831
Series 2016-C 5.00%, 01/01/2033	5,000	5,199,045
Series 2017-B 5.00%, 01/01/2035	1,475	1,556,844
Series 2018-A 5.00%, 01/01/2037	1,000	1,051,459
Series 2022 4.00%, 01/01/2042	2,000	1,959,296
5.00%, 01/01/2028	680	717,320
5.00%, 01/01/2031	600	656,106
5.00%, 01/01/2042	3,850	4,035,931
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.50%, 01/01/2025	2,250	2,253,196
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2024	1,630	1,643,084
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	100	99,960
5.00%, 09/01/2026	100	99,658
5.00%, 09/01/2027	100	99,850
5.00%, 09/01/2029	100	100,048
5.00%, 09/01/2033	200	198,120
5.00%, 09/01/2034	100	98,245
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,465,615

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	$1,250	$1,250,813
7.17%, 11/01/2038	125	126,993
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	14,805	16,127,107
5.00%, 01/01/2043	6,700	7,232,767
State of Illinois Series 2014 5.00%, 05/01/2030	3,810	3,851,686
Series 2022-A 5.50%, 03/01/2042	2,945	3,242,949
Series 2022-B 5.25%, 10/01/2037	3,000	3,310,254

		81,907,016

Indiana – 2.2%
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	5,000	5,096,025
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	2,305	1,748,189
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033(a)	2,000	2,226,390
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,755,821
4.50%, 05/01/2035	7,555	7,567,939
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,142,983
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(a)	1,000	798,663
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	8,150	7,444,864
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	438,444
Series 2022-A 4.25%, 11/01/2030	1,535	1,543,983
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,004,218

		38,767,519

	Principal Amount (000)	U.S. $ Value

Iowa – 1.5%
Iowa Finance Authority Series 2022-E 4.342% (SOFR + 0.80%), 01/01/2052(b)	$8,000	$7,920,581
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,111,440
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	510,096
4.00%, 06/01/2035	515	520,283
4.00%, 06/01/2037	1,000	987,301
4.00%, 06/01/2038	1,000	979,376
4.00%, 06/01/2040	500	480,231
5.00%, 06/01/2031	900	994,970
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	11,130	11,333,865

		25,838,143

Kansas – 0.4%
Kansas Development Finance Authority Series 2021 5.00%, 11/15/2054 (Pre-refunded/ETM)	720	791,524
Kansas Development Finance Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2054	5,280	5,716,430

		6,507,954

Kentucky – 2.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	180	184,410
5.00%, 02/01/2027	195	202,509
5.00%, 02/01/2030	125	134,468
5.00%, 02/01/2031	150	158,305
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	7,260	7,243,493
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 5.98% (CPI + 1.05%), 12/01/2049(b)	20,000	20,077,534
Series 2019-C 4.00%, 02/01/2050	9,015	8,929,365

		36,930,084

Louisiana – 0.9%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2030	1,910	2,155,038
5.00%, 12/01/2035	2,680	2,936,798

	Principal Amount (000)	U.S. $ Value

Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	$1,800	$1,934,641
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp ELL System Restoration Revenue) Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023 5.081%, 06/01/2031	3,000	2,981,292
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	340	347,715
6.10%, 06/01/2038(c)	455	489,340
6.10%, 12/01/2040(c)	390	419,435
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.21% (SOFR + 0.50%), 05/01/2043(b)	4,920	4,827,204

		16,091,463

Maryland – 1.4%
County of Montgomery MD Series 2019-A 5.00%, 11/01/2026	5,925	6,312,305
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	475,888
State of Maryland Series 2017-B 5.00%, 08/01/2024	5,790	5,894,259
Series 2022-C 5.00%, 03/01/2026	11,500	12,073,711

		24,756,163

Massachusetts – 1.4%
Commonwealth of Massachusetts Series 2014-C 5.00%, 08/01/2024	7,000	7,126,048
Series 2020-B 5.00%, 07/01/2024	7,380	7,500,985
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 8.10% (CPI + 0.99%), 08/01/2023(b)	2,275	2,275,000
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2037	2,250	2,424,913
5.00%, 07/01/2039	5,000	5,337,377

		24,664,323

	Principal Amount (000)	U.S. $ Value

Michigan – 1.4%
City of Detroit MI Series 2018 5.00%, 04/01/2035	$750	$768,162
5.00%, 04/01/2036	305	310,656
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.291% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	2,605	2,461,474
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026	1,000	1,044,202
5.00%, 04/01/2027	1,735	1,820,377
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	10,545	10,666,465
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,864,244
Michigan Finance Authority (Michigan Finance Authority Drinking Water Revolving Fund) Series 2021 5.00%, 10/01/2026	1,250	1,328,513
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	880,920
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028	3,075	3,211,758

		24,356,771

Minnesota – 0.6%
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	370	369,316
5.66%, 07/01/2041(c)	1,000	994,381
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 4.00%, 01/01/2038	4,250	4,147,327
5.00%, 01/01/2039	2,105	2,231,442
State of Minnesota Series 2022-B 5.00%, 08/01/2024	2,000	2,036,014

		9,778,480

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(c)	$1,000	$1,043,364
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,500	1,530,342

		2,573,706

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	11,975	12,155,499
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	136,754
5.75%, 03/01/2027	120	122,614
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,477,848

		13,892,715

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	2,003,136
5.00%, 02/15/2033	1,350	1,401,698

		3,404,834

Nebraska – 1.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	15,000	15,048,689
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,109,544

		21,158,233

Nevada – 2.4%
Clark County School District Series 2021-A 4.00%, 06/15/2034	10,085	10,394,765
5.00%, 06/15/2027	3,500	3,741,272
Series 2021-B 5.00%, 06/15/2027	5,170	5,526,393
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2036	5,000	5,232,051
4.00%, 06/01/2037	6,350	6,535,969

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(c)	$3,800	$3,784,738
Tahoe-Douglas Visitors Authority Series 2020 4.00%, 07/01/2027	1,200	1,182,472
5.00%, 07/01/2029	2,625	2,710,846
5.00%, 07/01/2032	2,035	2,107,584
5.00%, 07/01/2035	805	825,847

		42,041,937

New Hampshire – 0.0%
New Hampshire Business Finance Authority National Finance Authority Series 2022-2 0.334%, 09/20/2036	8,500	195,266

New Jersey – 4.5%
Federal Home Loan Mortgage Corp. Enhanced Receipt (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(c)	12,363	11,104,757
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	1,150	1,167,724
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,990,475
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	544,238
4.00%, 07/01/2040	750	740,181
4.00%, 07/01/2041	835	825,860
5.00%, 07/01/2034	845	968,180
5.00%, 07/01/2035	400	455,164
5.00%, 07/01/2036	600	675,828
5.00%, 07/01/2037	600	666,905
5.00%, 07/01/2038	745	822,995
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,606,278
Series 2018-A 5.00%, 06/15/2028	4,170	4,370,422
5.00%, 06/15/2029	17,500	18,362,157
5.00%, 06/15/2030	1,500	1,574,272
5.00%, 06/15/2031	3,000	3,145,078
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-C 5.25%, 06/15/2032	2,960	3,038,759
Series 2020-A 5.00%, 06/15/2036	1,140	1,240,753

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2028	$4,785	$4,856,987
Series 2017-A 5.00%, 01/01/2033	7,300	7,743,362
Series 2021-B 0.897%, 01/01/2025	1,000	939,597
1.713%, 01/01/2029	1,350	1,153,036
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	5,120,853
Series 2018-B 5.00%, 06/01/2046	3,260	3,259,687

		79,373,548

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,158,988
Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.00%, 05/01/2033(c)	1,035	916,753

		2,075,741

New York – 10.7%
City of New York NY Series 2020-A 5.00%, 08/01/2026	3,940	4,170,311
Series 2021 1.396%, 08/01/2027	3,120	2,724,807
Series 2021-A 4.00%, 08/01/2041	2,000	2,003,780
Series 2021-F 5.00%, 06/01/2044(f)	2,500	2,571,924
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,173,447
Long Island Power Authority Series 2015-A 4.12%, 05/01/2033	2,000	1,981,524
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	8,551,085
Series 2016-A 5.00%, 11/15/2024	1,130	1,146,930
Series 2016-B 5.00%, 11/15/2027	1,370	1,426,938
Series 2017-B 5.00%, 11/15/2023	1,110	1,113,006
5.00%, 11/15/2025	1,935	1,992,108
5.00%, 11/15/2026	555	579,106
Series 2017-C 5.00%, 11/15/2026	1,275	1,330,379
5.00%, 11/15/2027	1,745	1,846,791
5.00%, 11/15/2028	1,000	1,064,337

	Principal Amount (000)	U.S. $ Value

Series 2020-A 5.00%, 11/15/2045	$5,120	$5,509,573
Series 2020-E 4.00%, 11/15/2026	1,000	1,012,125
5.00%, 11/15/2028	4,000	4,288,554
Series 2021-D 3.881% (SOFR + 0.33%), 11/01/2035(b)	1,975	1,969,865
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2018 5.00%, 08/01/2023	6,810	6,810,000
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(c)	200	200,265
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	6,565	6,622,234
Series 2021 2.202%, 03/15/2034	2,000	1,549,963
2.252%, 03/15/2032	2,000	1,619,808
Series 2021-A 4.00%, 03/15/2039	1,000	1,004,764
Series 2022-A 4.00%, 03/15/2039	2,000	2,010,590
4.00%, 03/15/2040	2,000	1,994,111
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	825,395
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 5.00%, 03/15/2025	2,225	2,289,743
Series 2022-A 5.00%, 03/15/2030	21,850	24,868,999
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	41,770,238
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	1,700	1,789,873
5.00%, 12/01/2040	2,850	2,974,174
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	340,374
Port Authority of New York & New Jersey Series 2021-2 5.00%, 07/15/2028	1,025	1,099,931
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,421,958
5.00%, 06/01/2032	2,245	2,448,755

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	$4,740	$4,931,764
Series 2021-A 2.00%, 05/15/2045	2,945	2,737,901
2.591%, 05/15/2036	2,000	1,534,502
2.917%, 05/15/2040	1,000	735,208
Series 2022-A 5.00%, 08/15/2024	16,500	16,770,321
Series 2022-E 4.608% (SOFR + 1.05%), 04/01/2026(b)	6,000	6,050,872
Trust for Cultural Resources of The City of New York (The) Series 2014 5.00%, 08/01/2043 (Pre-refunded/ETM)	5,000	5,000,000

		187,858,333

North Carolina – 0.4%
Fayetteville State University Series 2023 5.00%, 04/01/2032(c)	655	706,945
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	6,897,021

		7,603,966

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (g)	425	212,500
7.00%, 12/15/2043(d) (e) (g)	440	220,000

		432,500

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	5,000	5,140,936
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 5.00%, 02/15/2035	1,425	1,576,636
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2039	1,000	979,262
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,484,790
City of Cleveland OH Airport System Revenue AGM Series 2016-B 5.00%, 01/01/2024	1,075	1,081,380

	Principal Amount (000)	U.S. $ Value

City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	$2,500	$2,708,096
5.00%, 10/01/2029	3,085	3,375,897
5.00%, 10/01/2030	2,000	2,185,986
Series 2017-B2 5.00%, 10/01/2029	1,485	1,621,632
City of Columbus OH Series 2013-A 5.00%, 08/15/2023	1,390	1,390,802
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	5,679,248
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,019,214
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,359,457
5.00%, 02/01/2039	3,860	4,165,611
University of Toledo Series 2023-B 4.435% (SOFR + 0.90%), 06/01/2036(b) (g)	10,000	9,787,850

		46,556,797

Oklahoma – 0.2%
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	2,500	2,357,877
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	1,901,534

		4,259,411

Oregon – 1.5%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,007,987
Lane County School District No. 4J Eugene Series 2022 5.00%, 06/15/2024	8,780	8,912,717
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,246,053
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2038	5,000	4,930,630
4.00%, 07/01/2040	3,500	3,414,018

	Principal Amount (000)	U.S. $ Value

Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2029	$1,910	$2,072,701

		25,584,106

Other – 0.3%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(g)	5,000	4,990,200

Pennsylvania – 6.0%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2041	5,255	5,030,626
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	1,000	617,517
Series 2020-B 5.00%, 02/01/2040	2,000	1,426,595
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,000	967,450
5.00%, 07/01/2033	1,150	1,107,797
5.00%, 07/01/2034	1,300	1,250,821
5.00%, 07/01/2035	1,050	1,006,416
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(c)	1,000	1,003,587
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	13,880,800
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	3,035	3,220,843
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,079,806
5.00%, 10/01/2033	1,135	1,224,478
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2024	3,600	3,625,077
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	9,429,950
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	955	925,032
5.00%, 03/01/2033	1,600	1,490,129

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	$1,500	$1,595,377
Series 2022 4.00%, 05/01/2036	1,100	1,086,476
4.00%, 05/01/2037	1,500	1,465,979
4.00%, 05/01/2038	1,375	1,338,250
4.00%, 05/01/2039	1,500	1,454,420
4.00%, 05/01/2040	2,000	1,932,462
4.00%, 05/01/2041	3,000	2,888,183
4.00%, 05/01/2042	2,125	2,038,366
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	890	849,868
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,004,817
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.68% (MUNIPSA + 0.70%), 11/15/2047(b)	5,000	4,913,232
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042	2,000	1,963,584
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2028	1,750	1,903,652
5.00%, 12/01/2029	1,255	1,367,740
Series 2017-B 5.00%, 06/01/2034	5,830	6,218,120
5.00%, 06/01/2036	1,750	1,841,574
Series 2019 5.00%, 12/01/2023	4,250	4,271,250
Series 2021-A 3.00%, 12/01/2042	1,245	993,050
Series 2021-B 4.00%, 12/01/2039	2,000	2,003,292
Series 2022-A 5.00%, 12/01/2036	1,000	1,124,097
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,000,924
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.51% (SOFR + 0.80%), 09/01/2040(b) (c)	10,000	10,000,283

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	$5,000	$5,154,058

		105,695,978

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	127	122,195
Zero Coupon, 07/01/2033	4,179	2,546,303
4.00%, 07/01/2033	3	2,752
4.00%, 07/01/2035	3	2,408
4.00%, 07/01/2037	2	2,005
4.00%, 07/01/2041	3	2,611
4.00%, 07/01/2046	3	2,633
5.625%, 07/01/2029	788	841,979
5.75%, 07/01/2031	228	248,533
Series 2022-C 0.00%, 11/01/2043	19	9,796
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	100	100,871
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,010	999,217
5.25%, 07/01/2036	1,095	1,104,541
5.25%, 07/01/2041	790	790,329
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	968,090
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	1,260	801,486
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	447	431,132

		8,976,881

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,464,218

South Carolina – 0.8%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	525	508,748
5.26%, 11/01/2032	100	96,168
5.41%, 11/01/2039	1,315	1,244,179
6.28%, 11/01/2039	100	94,276
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	1,000	785,411

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	$1,000	$1,030,289
5.00%, 12/01/2036	1,535	1,570,504
Series 2016-B 5.00%, 12/01/2037	5,040	5,158,139
Series 2016-C 5.00%, 12/01/2035	930	959,102
Series 2021-B 4.00%, 12/01/2039	1,975	1,940,827

		13,387,643

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,410	1,317,960
Series 2016-B Zero Coupon, 12/01/2024(c)	1,405	1,310,876
Zero Coupon, 12/01/2031(c)	1,000	623,928
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2024	4,545	4,609,672
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(c)	1,000	1,002,328
9.25%, 11/01/2042(c)	1,000	1,002,217
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2038	1,300	1,462,049
5.50%, 07/01/2042	1,485	1,649,518
State of Tennessee Series 2015-A 5.00%, 08/01/2034 (Pre-refunded/ETM)	2,750	2,853,032
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	5,000	5,303,279
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	809,759
4.25%, 12/01/2024	1,000	945,042

		22,889,660

Texas – 4.8%
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2023	2,000	2,001,117
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2030	1,800	1,970,012
5.00%, 01/01/2034	1,575	1,737,487
5.00%, 01/01/2035	1,350	1,480,435
5.00%, 01/01/2037	1,675	1,802,111
5.00%, 01/01/2039	1,000	1,065,789

	Principal Amount (000)	U.S. $ Value

City of Houston TX Series 2021-A 5.00%, 03/01/2026	$2,500	$2,608,260
5.00%, 03/01/2027	4,180	4,440,881
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2035	1,100	1,103,051
5.00%, 07/01/2032	1,000	1,099,575
5.00%, 07/01/2033	3,000	3,296,841
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2024	1,100	1,114,339
Series 2019-B 4.00%, 11/15/2039	1,015	1,021,724
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,924,787
5.00%, 02/01/2039	2,000	2,191,285
5.00%, 02/01/2040	2,470	2,696,438
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	890,784
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020-B 5.00%, 12/01/2023	4,000	4,020,000
Fort Worth Independent School District Series 2021-A 5.00%, 02/15/2026	2,900	3,032,451
5.00%, 02/15/2027	2,350	2,509,185
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.83% (MUNIPSA + 0.85%), 07/01/2049(b)	1,000	998,999
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	1,966,412
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2040	1,000	917,292
4.00%, 12/01/2041	750	684,202
5.00%, 12/01/2033	750	796,578
Series 2022-B 4.00%, 12/01/2041	1,000	867,861
Lewisville Independent School District Series 2020 5.00%, 08/15/2023	2,430	2,431,375
5.00%, 08/15/2024	2,295	2,335,653

	Principal Amount (000)	U.S. $ Value

Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	$800	$885,568
Mesquite Independent School District Series 2015-A 4.00%, 08/15/2035 (Pre-refunded/ETM)	1,530	1,555,378
4.00%, 08/15/2036 (Pre-refunded/ETM)	1,590	1,616,373
4.00%, 08/15/2037 (Pre-refunded/ETM)	1,655	1,682,451
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(c)	1,435	1,429,974
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (e) (f)	927	370,886
7.50%, 11/15/2036(d) (e)	225	184,692
7.50%, 11/15/2037(d) (e)	35	26,970
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,335,983
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2041	1,690	1,395,514
North Texas Tollway Authority (North Texas Tollway System) Series 2017-A 5.00%, 01/01/2038	335	335,161
Series 2021-B 4.00%, 01/01/2032	1,080	1,132,195
Port Authority of Houston of Harris County Texas Series 2021 5.00%, 10/01/2027	1,065	1,152,343
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(c)	240	191,574
Series 2021 2.00%, 01/01/2027(c)	550	484,688
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,543,853
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,670,067
5.00%, 07/01/2031	10,940	11,837,724

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(d) (e) (h) (i)	$1,105	$193,375
Tarrant Regional Water District Water Supply System Revenue Series 2014 5.00%, 03/01/2044 (Pre-refunded/ETM)	2,000	2,018,560

		85,048,253

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2040	2,915	2,836,501
Intermountain Power Agency Series 2023 5.00%, 07/01/2039(a)	2,000	2,243,944

		5,080,445

Virginia – 1.2%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,708	1,619,187
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(c)	3,715	3,013,832
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	5,000	4,871,788
Hampton Roads Transportation Accountability Commission Series 2021-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	2,685	2,833,580
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2020-B 5.00%, 08/01/2023	5,000	5,000,000
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	4,000	3,992,273

		21,330,660

Washington – 5.7%
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,020,000
Energy Northwest (Bonneville Power Administration) Series 2016 5.00%, 07/01/2025	19,925	20,625,366
Series 2021-A 4.00%, 07/01/2042	1,000	1,005,745

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA Series 2013 5.00%, 07/01/2024	$4,820	$4,822,745
Series 2018-A 5.00%, 05/01/2029	8,280	8,694,055
5.00%, 05/01/2030	6,200	6,514,486
Series 2019 5.00%, 04/01/2033	2,000	2,150,472
5.00%, 04/01/2034	1,000	1,073,574
Series 2021 4.00%, 08/01/2040	2,000	1,920,151
4.00%, 08/01/2041	11,380	10,742,138
5.00%, 08/01/2023	1,165	1,165,000
Series 2022 5.00%, 08/01/2024	2,000	2,022,847
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	5,000	4,907,278
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	13,648,495
University of Washington Series 2022-B 2.787%, 07/01/2033	2,500	2,093,168
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(c)	12,400	12,370,745
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(c)	2,125	1,856,150

		99,632,415

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(c)	1,185	944,504
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,565	2,306,676
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	265	261,282
Series 2023 9.00%, 06/01/2038(c)	2,500	2,504,281

		6,016,743

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.8%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	$1,000	$750,950
State of Wisconsin Series 2021-2 5.00%, 05/01/2026	5,850	6,172,081
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(c)	150	149,947
5.00%, 10/01/2025(c)	555	555,188
5.00%, 10/01/2026(c)	590	592,528
5.00%, 10/01/2027(c)	610	614,973
5.00%, 10/01/2028(c)	335	338,927
5.00%, 10/01/2029(c)	155	157,122
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	2,000	2,087,196
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	280	240,501
Series 2022-A 3.875%, 12/01/2039(c)	1,285	1,094,654
Wisconsin Public Finance Authority Series 2022 4.00%, 04/01/2032 (Pre-refunded/ETM)(c)	15	15,738
5.50%, 02/01/2042(c)	3,100	3,096,761
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035	300	319,897
5.00%, 07/01/2036	350	369,539
5.00%, 07/01/2038	375	388,243
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(g)	5,000	4,393,030
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,033,355
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,218,454
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	3,000	3,031,019

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	$1,220	$1,206,527
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2032(c)	860	818,693
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(c)	1,500	1,392,419

		31,037,742

Total Long-Term Municipal Bonds (cost $1,745,367,750)		1,660,802,445

Short-Term Municipal Notes – 0.2%
New York – 0.2%
City of New York NY Series 2016 4.04%, 08/01/2044(j)	3,650	3,650,000

Ohio – 0.0%
Columbus Regional Airport Authority Series 2006 3.90%, 12/01/2036(j)	820	820,000

Total Short-Term Municipal Notes (cost $4,470,000)		4,470,000

Total Municipal Obligations (cost $1,749,837,750)		1,665,272,445

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	4,888	4,755,691
Series 2021-2, Class X 0.82%, 03/25/2035(k)	2,444	123,952
Series 2021-3, Class A 3.25%, 08/20/2036	1,949	1,763,765
City of Fort Wayne IN Series 2022 10.75%, 12/01/2029(d) (e)	87	9
Federal Home Loan Mortgage Corp. Series 2021-ML12, Class AUS 2.34%, 07/25/2041(c)	2,463	1,861,752
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(k)	1,183	66,572
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(k)	2,080	145,167
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	976	714,106
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	968	894,579

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class X 0.726%, 12/20/2035(k)	$968	$45,352

		10,370,945

Non-Agency Fixed Rate CMBS – 1.0%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	965	903,963
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(k)	4,949	246,401
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	9,864	9,744,365
Series 2020-1, Class A 4.125%, 01/20/2034	1,475	1,444,112
Series 2022-2, Class A 4.00%, 10/20/2036	4,949	4,727,143

		17,065,984

Total Commercial Mortgage-Backed Securities (cost $29,829,243)		27,436,929

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Capital Goods – 0.1%
Caterpillar Financial Services Corp. 5.48% (SOFR + 0.27%), 09/13/2024(b)	2,500	2,496,275

Consumer Non-Cyclical – 0.6%
Baylor Scott & White Holdings
Series 2021 0.827%, 11/15/2025	1,000	893,630
1.777%, 11/15/2030	1,000	797,370
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,245,088
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,696,089
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	754,180
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,407,304

		10,793,661

Total Corporates - Investment Grade (cost $15,390,826)		13,289,936

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(c) (i)	65	65,000

	Principal Amount (000)	U.S. $ Value

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	$1,933	$1,483,983
DISH DBS Corp. 5.25%, 12/01/2026(c)	959	786,227
5.75%, 12/01/2028(c)	996	768,474

		3,038,684

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(c)	2,000	1,752,500

Total Corporates - Non-Investment Grade (cost $5,951,724)		4,856,184

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031 (cost $2,410,829)	2,411	2,320,525

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(l) (cost $999,873)	1,000	923,594

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.434% (SOFR + 4.36%), 11/25/2023(b)	99	99,619
Series 2014-DN3, Class M3 9.184% (SOFR + 4.11%), 08/25/2024(b)	30	29,896
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.084% (SOFR + 3.01%), 07/25/2024(b)	39	39,744
Series 2015-C02, Class 1M2 9.184% (SOFR + 4.11%), 05/25/2025(b)	47	48,398

Total Collateralized Mortgage Obligations (cost $213,260)		217,657

	Shares

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(m) (n) (o) (cost $3,803,698)	3,803,698	3,803,698

U.S. $ Value

Total Investments – 97.5% (cost $1,808,437,203)(p)	$1,718,120,968
Other assets less liabilities – 2.5%	43,323,674

Net Assets – 100.0%	$1,761,444,642

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.09%	USD	10,200	$(418,036)	$(20,982)	$(397,054)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,000	04/29/2024	2.765%	CPI#	Maturity	$1,240,586	$—	$1,240,586
USD	30,000	08/06/2024	2.815%	CPI#	Maturity	1,944,118	—	1,944,118
USD	20,000	11/02/2024	3.310%	CPI#	Maturity	773,506	—	773,506
USD	5,345	01/15/2025	2.565%	CPI#	Maturity	488,329	—	488,329
USD	2,673	01/15/2025	2.585%	CPI#	Maturity	242,066	—	242,066
USD	2,672	01/15/2025	2.613%	CPI#	Maturity	239,028	—	239,028
USD	148,000	01/15/2026	3.508%	CPI#	Maturity	6,346,429	—	6,346,429
USD	115,000	01/15/2026	3.580%	CPI#	Maturity	4,502,558	—	4,502,558
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	1,942,219	—	1,942,219
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	1,319,799	—	1,319,799
USD	74,000	01/15/2028	3.232%	CPI#	Maturity	3,354,930	—	3,354,930
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,492,867	—	3,492,867
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,195,663	—	3,195,663
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,429,488	—	1,429,488
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,913,534	—	1,913,534
USD	4,825	01/15/2030	1.527%	CPI#	Maturity	843,971	—	843,971
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	837,445	—	837,445
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	270,608	—	270,608
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	268,015	—	268,015
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	573,081	—	573,081
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	509,510	—	509,510
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	2,347,318	—	2,347,318
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	2,625,114	—	2,625,114
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	3,028,347	—	3,028,347
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	935,131	—	935,131
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	834,629	—	834,629
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,779,069	—	1,779,069
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,796,269	—	2,796,269

						$50,073,627	$—	$50,073,627

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	50,800	03/31/2033	3.553%	1 Day SOFR	Annual	$657,100	$—	$657,100

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	336	$(69,782)	$(39,690)	$(30,092)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	39	(8,052)	(3,550)	(4,502)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	684	(141,899)	(77,752)	(64,147)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	398	(82,618)	(35,859)	(46,759)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	265	(54,962)	(24,484)	(30,478)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(4,434)	(1,973)	(2,461)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(4,668)	(2,575)	(2,093)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	345	(71,650)	(30,185)	(41,465)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(26,956)	(15,268)	(11,688)

						$(465,021)	$(231,336)	$(233,685)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	86,000	01/15/2027	3.600%	CPI#	Maturity	$2,406,137	$—	$2,406,137
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,462,082	—	2,462,082
Bank of America, NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,452,852	—	1,452,852
Bank of America, NA	USD	30,000	02/15/2041	2.463%	CPI#	Maturity	608,630	—	608,630
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	1,931,714	—	1,931,714
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,757,499	—	2,757,499
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,010,665	—	2,010,665
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,250,257	—	2,250,257
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	3,419,577	—	3,419,577
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	2,149,626	—	2,149,626
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,414,039	—	1,414,039
Citibank, NA	USD	35,000	02/15/2041	2.888%	CPI#	Maturity	(418,559)	—	(418,559)
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	157,223	—	157,223
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	3,086,603	—	3,086,603
Goldman Sachs International	USD	400,000	04/15/2024	5.207%	CPI#	Maturity	3,037,788	—	3,037,788
Goldman Sachs International	USD	39,000	01/15/2027	3.534%	CPI#	Maturity	1,251,511	—	1,251,511
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	805,333	—	805,333
Goldman Sachs International	USD	20,000	02/15/2041	2.890%	CPI#	Maturity	(247,665)	—	(247,665)
Goldman Sachs International	USD	15,000	02/15/2041	2.815%	CPI#	Maturity	5,290	—	5,290
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	986,441	—	986,441
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	457,794	—	457,794
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,271,035	—	1,271,035
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	943,702	—	943,702
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	2,700,117	—	2,700,117
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,711,588	—	1,711,588
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,452,604	—	1,452,604
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,209,061	—	3,209,061

							$43,272,944	$—	$43,272,944

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$1,209,400	$—	$1,209,400

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $140,093,391 or 8.0% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.11% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$5,000,000	$4,990,200	0.28%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	425,000	212,500	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	440,000	220,000	0.01%
University of Toledo Series 2023-B 4.435%, 06/01/2036	06/30/2023	10,000,000	9,787,850	0.56%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,393,030	0.25%

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	IO - Interest Only.
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,922,205 and gross unrealized depreciation of investments was $(97,656,108), resulting in net unrealized appreciation of $4,266,097.

As of July 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,660,609,070	$193,375	$1,660,802,445
Short-Term Municipal Notes	—	4,470,000	—	4,470,000
Commercial Mortgage-Backed Securities	—	27,436,929	—	27,436,929
Corporates - Investment Grade	—	13,289,936	—	13,289,936
Corporates - Non-Investment Grade	—	4,791,184	65,000	4,856,184
Asset-Backed Securities	—	2,320,525	—	2,320,525
Governments - Treasuries	—	923,594	—	923,594
Collateralized Mortgage Obligations	—	217,657	—	217,657
Short-Term Investments	3,803,698	—	—	3,803,698

Total Investments in Securities	3,803,698	1,714,058,895	258,375	1,718,120,968
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	50,073,627	—	50,073,627
Centrally Cleared Interest Rate Swaps	—	657,100	—	657,100
Inflation (CPI) Swaps	—	43,939,168	—	43,939,168
Interest Rate Swaps	—	1,209,400	—	1,209,400
Liabilities:
Centrally Cleared Credit Default Swaps	—	(418,036)	—	(418,036)
Credit Default Swaps	—	(465,021)	—	(465,021)
Inflation (CPI) Swaps	—	(666,224)	—	(666,224)

Total	$3,803,698	$1,808,388,909	$258,375	$1,812,450,982

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,358	$415,835	$422,389	$3,804	$431